Leases - Lease Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Year one	$ 111
Year two	602
Year three	704
Year four	3,101
Year five	3,141
Thereafter	27,039
Total lease payments	34,698
Less: imputed interest	14,756
Total lease liabilities	$ 19,942